Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

17 Cash and cash equivalents

Cash and cash equivalents are analysed as follows:

	31/12/22	31/12/21
Cash on hand	89	201
Bank accounts	54,386	53,271
Total	54,475	53,472

The following tables show the Group’s cash and cash equivalents broken-down by region.

	31/12/22	31/12/21
Europe	32,779	36,550
China	15,355	9,938
North America	4,482	5,924
South America	1,498	786
Other	361	274
Total	54,475	53,472

For the purpose of the statement of cash flows, cash and cash equivalents comprise the following:

	31/12/22	31/12/21	31/12/20
Cash and cash equivalents in the statement of financial position	54,475	53,472	48,187
Bank overdrafts repayable on demand	(1,754)	(1,223)	(2,111)
Cash and cash equivalents in the statement of cash flows	52,721	52,249	46,076

Bank overdrafts repayable on demand form an integral part of the Group’s cash management (see note 25).